EMPLOYEE BENEFIT PLAN	12 Months Ended
Mar. 31, 2017
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

24.EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on relevant percentages of the employees’ salaries.  The total provisions for such employee benefits were $10,417, $16,342 and $21,503 for the years ended March 31, 2015, 2016 and 2017, respectively.